Supplementary Insurance Information	9 Months Ended
Sep. 30, 2015
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
GREAT AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
SUPPLEMENTARY INSURANCE INFORMATION
THREE YEARS ENDED DECEMBER 31, 2014
(IN MILLIONS)

Segment	Deferred policy acquisition costs	Reserves for future policy benefits and claims	Net earned premiums	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
2014
Annuity	$553	$23,492	$—	$1,120	$641	$156	$99
Run-off life	27	690	23	19	33	5	11
Total	$580	$24,182	$23	$1,139	$674	$161	$110

2013
Annuity	$717	$20,658	$—	$1,017	$522	$142	$110
Run-off life	31	702	26	21	34	5	10
Total	$748	$21,360	$26	$1,038	$556	$147	$120

2012
Annuity	$292	$17,308	$—	$950	$523	$161	$91
Run-off life	37	676	31	20	33	8	13
Total	$329	$17,984	$31	$970	$556	$169	$104